Note 9 - Share-based Compensation - Stock-based Compensation Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation	$ 489	$ 197	$ 251
General and Administrative Expense [Member]
Stock-based Compensation	461	175	215
Exploration [Member]
Stock-based Compensation	$ 28	$ 22	$ 36